The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 57.4%
	AGGREGATE BOND — 15.6%
38,383	BlackRock Ultra Short-Term Bond	$1,920,685
9,120	Fidelity Total Bond ETF	410,582
32,292	First Trust Enhanced Short Maturity ETF	1,919,437
		4,250,704
	BROAD MARKET — 0.4%
927	Vanguard U.S. Momentum Factor ETF	105,734
	CONSUMER STAPLES — 2.1%
6,332	Fidelity MSCI Consumer Staples Index ETF	283,737
1,416	iShares U.S. Consumer Staples ETF	287,136
		570,873
	CORPORATE — 15.7%
44,368	Franklin Senior Loan ETF	1,021,911
3,324	iShares 0-5 Year High Yield Corporate Bond ETF	135,918
15,689	iShares Inflation Hedged Corporate Bond ETF	394,029
6,617	iShares JP Morgan EM Corporate Bond ETF	282,943
29,759	SPDR Portfolio High Yield Bond ETF	664,816
56,051	SPDR Portfolio Short Term Corporate Bond ETF	1,646,778
1,709	Vanguard Intermediate-Term Corporate Bond ETF	132,465
		4,278,860
	EMERGING MARKETS — 0.4%
1,631	Columbia EM Core ex-China ETF	41,672
1,756	Invesco S&P Emerging Markets Low Volatility ETF	40,406
990	Vanguard FTSE Emerging Markets ETF	38,590
		120,668
	EMERGING MARKETS BOND — 1.0%
11,113	Invesco BulletShares 2024 USD Emerging Markets Debt ETF	267,434
	GLOBAL — 0.2%
1,030	iShares Global 100 ETF	65,972
	INFLATION PROTECTED — 1.4%
16,572	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	389,773
	INTERNATIONAL — 1.0%
811	Cambria Foreign Shareholder Yield ETF	19,686
662	iShares MSCI International Small-Cap Multifactor ETF	19,860
1,985	Schwab Fundamental International Large Co. Index ETF	57,704
1,948	SPDR Portfolio Developed World ex-US ETF	57,836
184	Vanguard FTSE All World ex-US Small-Cap ETF	18,917
1,383	Vanguard FTSE Developed Markets ETF	58,045

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
1,276	WisdomTree Global ex-US Quality Dividend Growth Fund	$41,119
		273,167
	LARGE-CAP — 12.3%
877	Franklin U.S. Core Dividend Tilt Index ETF	26,394
195	Invesco QQQ Trust Series 1	51,925
7,525	Invesco S&P 500 GARP ETF	621,565
4,180	Schwab Fundamental U.S. Large Co. Index ETF	223,379
12,148	Schwab U.S. Dividend Equity ETF	917,660
9,139	Schwab U.S. Large-Cap Growth ETF	507,763
3,976	SPDR Russell 1000 Yield Focus ETF	372,551
4,512	Vanguard Value ETF	633,349
		3,354,586
	MID-CAP — 2.2%
1,862	Invesco S&P MidCap 400 Pure Value ETF	168,939
351	Invesco S&P MidCap Momentum ETF	26,430
272	iShares Core S&P Mid-Cap ETF	65,794
4,035	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	339,640
		600,803
	PRECIOUS METALS — 2.8%
17,625	abrdn Physical Silver Shares ETF*	405,023
9,943	iShares Gold Trust*	343,928
		748,951
	SMALL-CAP — 0.6%
1,406	Dimensional U.S. Small Cap ETF	71,917
2,518	JPMorgan Diversified Return U.S. Small Cap Equity ETF	97,547
		169,464
	THEMATIC — 1.7%
4,358	Global X U.S. Infrastructure Development ETF	115,444
14,171	Invesco DB Commodity Index Tracking Fund	349,315
		464,759
	Total Exchange-Traded Funds
	(Cost $16,310,165)	15,661,748
	EXCHANGE-TRADED NOTES — 1.0%
	INDUSTRIAL METALS — 1.0%
14,712	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	285,045
	Total Exchange-Traded Notes
	(Cost $316,975)	285,045

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 36.0%
	AGGREGATE BOND — 6.3%
12,504	Allspring Core Plus Bond Fund - Class R6	$138,922
45,761	Bond Fund of America - Class F-3	520,763
41,199	Federated Hermes Total Return Bond Fund - Class R6	390,152
10,388	John Hancock Bond Trust - Class R6	138,473
29,076	Vanguard Core Bond Fund, Admiral Shares	520,469
		1,708,779
	BANK LOANS — 9.5%
82,163	Credit Suisse Floating Rate High Income Fund - Class I	506,943
113,483	Fidelity Advisor Floating Rate High Income Fund	1,019,080
116,092	T Rowe Price Institutional Floating Rate Fund - Institutional Class	1,065,725
		2,591,748
	BLEND BROAD MARKET — 0.3%
2,678	DFA U.S. Core Equity 1 Portfolio - Class Institutional	79,779
	BLEND LARGE CAP — 4.0%
20,248	DFA U.S. Large Co. Portfolio - Class Institutional	529,475
4,196	Fidelity 500 Index Fund - Class Institutional Premium	558,537
		1,088,012
	EMERGING MARKET STOCK — 0.1%
598	New World Fund, Inc. - Class F-3	39,714
	EMERGING MARKETS BOND — 1.1%
13,230	Vanguard Emerging Markets Bond Fund, Admiral Shares	290,276
	FOREIGN AGGREGATE BOND — 5.7%
74,330	DFA Short Duration Real Return Portfolio - Institutional Class	748,503
80,974	Dodge & Cox Global Bond Fund - Class I	816,216
		1,564,719
	FOREIGN BLEND — 0.4%
3,102	Dimensional Global Equity Portfolio - Class Institutional	81,747
881	Rainier International Discovery Series - Class Z	19,198
		100,945
	FOREIGN VALUE — 0.4%
3,367	DFA International Value Portfolio - Class Institutional	59,862
4,359	Dodge & Cox Global Stock Fund - Class I	54,961
		114,823
	GROWTH BROAD MARKET — 0.2%
1,083	New Perspective Fund - Class R-6	51,268

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 1.7%
12,176	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	$451,225
	GROWTH SMALL CAP — 0.3%
270	Hood River Small-Cap Growth Fund - Class Retirement*	12,691
764	Vanguard Explorer Fund, Admiral Shares	66,360
		79,051
	HIGH YIELD BOND — 2.5%
1	AB High Yield Portfolio - Class Advisor	6
76,338	American High-Income Trust - Class F-3	691,621
		691,627
	INFLATION PROTECTED — 1.4%
19,102	AB Bond Inflation Strategy Portfolio - Class Advisor	197,518
16,888	Lord Abbett Inflation Focused Fund - Class F	195,060
		392,578
	VALUE LARGE CAP — 2.1%
8,391	Vanguard Windsor Fund, Admiral Shares	573,028
	Total Mutual Funds
	(Cost $10,970,943)	9,817,572
	MONEY MARKET FUNDS — 7.7%
1,383,281	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.94%[2]	1,383,281
733,173	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.07%[2]	733,173
	Money Market Funds
	(Cost $2,116,454)	2,116,454
	TOTAL INVESTMENTS — 102.1%
	(Cost $29,714,537)	27,880,819
	Liabilities in Excess of Other Assets — (2.1)%	(575,669)
	TOTAL NET ASSETS — 100.0%	$27,305,150

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of December 31, 2022.